Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Directors fees	$ 8,510	$ 7,505	$ 8,970
Salaries, wages, consultants and benefits	622,394	705,830	751,811
Stock-based compensation (Note 10)	379,247	515,116	696,248
Software technology development (Note 8)	3,445,018	2,999,079	2,496,877
Related Party [Member]
Related Party Transaction [Line Items]
Directors fees	8,510	7,505	8,970
Salaries, wages, consultants and benefits	535,692	667,229	659,558
Selling and marketing	142,413	70,439	126,920
Stock-based compensation (Note 10)	144,552	188,961	276,207
Software technology development (Note 8)	323,138	248,780	246,016
Closing balance for the year	$ 1,154,305	$ 1,182,914	$ 1,317,671